Employee Benefits - Summary of Restricted Shares Granted (Detail) - Boa Vista Servicos S.A [member] - Restricted shares [member]	7 Months Ended	12 Months Ended
	Aug. 07, 2023 shares R$ / shares	Dec. 31, 2022 shares R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning Balance (in shares)	263,721	582,406
New grants	2,155,188	0
Realized	0	(149,323)
Canceled	0	(169,362)
Ending Balance (in shares)	2,418,909	263,721
Grant date tranche one [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 31, 2021	March 31, 2021
Exercise period	Mar/22, Mar/23 and Mar/24	Mar/22, Mar/23 and Mar/24
Fair value on the grant date | R$ / shares	R$ 11.51	R$ 11.51
Beginning Balance (in shares)	263,721	582,406
New grants	0	0
Realized	0	(149,323)
Canceled	0	(169,362)
Ending Balance (in shares)	263,721	263,721
Grant date tranche two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	February 15, 2023
Exercise period	Feb/24, Feb/25 and Feb/26
Fair value on the grant date | R$ / shares	R$ 7.7
Beginning Balance (in shares)	0
New grants	471,746
Realized	0
Canceled	0
Ending Balance (in shares)	471,746
Grant date tranche three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	June 2, 2023
Exercise period	Jun/26
Fair value on the grant date | R$ / shares	R$ 7.72
Beginning Balance (in shares)	0
New grants	1,683,442
Realized	0
Canceled	0
Ending Balance (in shares)	1,683,442